INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Components of Definite-lived Intangible Assets
The components of definite-lived and indefinite-lived intangible assets are as follows. Refer to Note 14 for VOBA asset, which is an actuarial intangible asset arising from a business combination.

	2025			2024
AS OF DEC. 31 US$ MILLIONS	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Distributor relationships	$1,467	$(106)	$1,361	$1,466	$(43)	$1,423
Trade name	71	(16)	55	71	(9)	62
Unpaid claims reserve intangible asset	103	(61)	42	103	(37)	66
Software and other	158	(54)	104	85	(17)	68
Total definite-lived intangible assets	1,799	(237)	1,562	1,725	(106)	1,619
Indefinite-lived intangible assets:
Insurance licenses	63	—	63	71	—	71
Total	$1,862	$(237)	$1,625	$1,796	$(106)	$1,690

Schedule of Components of Indefinite-lived Intangible Assets
The components of definite-lived and indefinite-lived intangible assets are as follows. Refer to Note 14 for VOBA asset, which is an actuarial intangible asset arising from a business combination.

	2025			2024
AS OF DEC. 31 US$ MILLIONS	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Distributor relationships	$1,467	$(106)	$1,361	$1,466	$(43)	$1,423
Trade name	71	(16)	55	71	(9)	62
Unpaid claims reserve intangible asset	103	(61)	42	103	(37)	66
Software and other	158	(54)	104	85	(17)	68
Total definite-lived intangible assets	1,799	(237)	1,562	1,725	(106)	1,619
Indefinite-lived intangible assets:
Insurance licenses	63	—	63	71	—	71
Total	$1,862	$(237)	$1,625	$1,796	$(106)	$1,690

Schedule of Estimated Future Amortization Expense
The following table outlines the estimated future amortization expense related to definite-lived intangible assets held as of December 31, 2025.

Years	US$ MILLIONS
2026	$120
2027	103
2028	92
2029	79
2030	75
Thereafter	1,093
Total amortization expense	$1,562

Schedule of Goodwill
The changes in the carrying amount of goodwill by reporting segments were as follows:

US$ MILLIONS	Annuity	P&C	Life Insurance	Total
Goodwill, as of January 1, 2023	$41	$45	$35	$121
Acquisition from business combinations	—	—	—	—
Balance as of December 31, 2023	$41	$45	$35	$121
Acquisition from business combinations	662	—	—	662
Balance as of December 31, 2024	$703	$45	$35	$783
Acquisition from business combinations	—	—	—	—
Balance as of December 31, 2025	$703	$45	$35	$783